Property, plant and equipment and Exploration and evaluation assets	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Property, plant and equipment and Exploration and evaluation assets
14. Property, plant and equipment and Exploration and evaluation assets –

	Mining property	Land and buildings	Plant and equipment	Oil and Gas Properties	Others	ROU assets	Assets under construction	Total	Exploration and evaluation assets	Total	Total
	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2019	217,672	136,202	846,964	1,305,790	14,429	—	131,301	2,652,358	122,465	2,774,823
Effects of implementing IFRS 16	—	—	(163)	—	—	5,626	—	5,463	—	5,463
Additions	14,915	3,667	19,983	32,968	1,487	10,212	28,899	112,131	6,887	119,018
Transfers/ Reclassification E (12)	6,930	(590)	8,558	2,243	382	0	(16,860)	663	(2,243)	(1,580)
Disposals/ Adjustments	(1,265)	(65)	(7,578)	(132)	(334)	(2,140)	(10,054)	(21,568)	(476)	(22,044)
Acquisition through business combination (Refer Note 4(b))	—	192	143	—	—	—	—	335	—	335
Unsuccessful exploration cost	—	—	—	—	—	—	—	—	(27)	(27)
Foreign exchange	(4,899)	(362)	(3,660)	108,417	(231)	452	(275)	99,442	9,460	108,902

As at March 31, 2020	233,353	139,044	864,247	1,449,286	15,733	14,150	133,011	2,848,824	136,066	2,984,890	40,811

Additions	13,011	1,601	15,121	8,813	1,318	1,082	17,248	58,194	7,003	65,197	891
Transfers/ Reclassification	4,569	(1,485)	27,130	(81)	(137)	2,529	(32,634)	(109)	81	(28)	(0)
Disposals/ Adjustments	(47)	(327)	(5,438)	(69)	(391)	(25)	(2,919)	(9,216)	—	(9,216)	(126)
Acquisition through business combination (Refer Note 4(a))	2,202	1,321	—	—	—	—	20	3,543	—	3,543	48
Unsuccessful exploration cost	—	—	—	—	—	—	—	—	(70)	(70)	(1)
Foreign exchange	7,316	1,151	6,932	(29,417)	341	(160)	722	(13,115)	(2,611)	(15,726)	(215)

As at March 31, 2021	260,404	141,305	907,992	1,428,532	16,864	17,576	115,448	2,888,121	140,469	3,028,590	41,408

Accumulated depreciation, depletion, amortisation and impairment
As at April 01, 2019	150,674	29,944	258,501	1,099,156	7,623	—	15,616	1,561,514	94,505	1,656,019

Effects of implementing IFRS 16	—	—	(6)	—	—	6	—	—	—	—	—
Charge for the year	17,736	5,190	34,816	39,889	1,642	982	—	100,255	—	100,255
Disposals/Adjustments	—	(6)	(4,057)	—	(251)	(166)	—	(4,480)	—	(4,480)
Transfers/Reclassifications	—	—	(67)	—	67	—	—	—	—	—
Impairment Charge B,C&D	—	167	5,098	119,299	—	215	6,310	131,089	15,732	146,821
Foreign exchange	(1,932)	(426)	(2,405)	98,451	(132)	19	—	93,575	7,907	101,482

As at March 31, 2020	166,478	34,869	291,880	1,356,795	8,949	1,056	21,926	1,881,953	118,144	2,000,097	27,345

Charge for the year	16,745	5,197	35,627	20,516	1,734	1,413	—	81,232	—	81,232	1,111
Disposals/Adjustments	—	(236)	(4,144)	(69)	(305)	—	—	(4,754)	—	(4,754)	(65)
Transfers/Reclassification	3	—	352	—	(71)	(2)	(285)	(3)	—	(3)	(0)
Asset under construction written off A	—	—	—	—	—	—	2,440	2,440	—	2,440	33
Foreign exchange	3,376	755	4,377	(27,675)	254	(15)	—	(18,928)	(2,217)	(21,145)	(289)

As at March 31, 2021	186,602	40,585	328,092	1,349,567	10,561	2,452	24,081	1,941,940	115,927	2,057,867	28,135

Net book value / Carrying amount
As at April 01, 2019	66,998	106,258	588,463	206,634	6,806	—	115,685	1,090,844	27,960	1,118,804
As at March 31, 2020	66,875	104,175	572,367	92,491	6,784	13,094	111,085	966,871	17,922	984,793
As at March 31, 2021	73,802	100,720	579,900	78,965	6,303	15,124	91,367	946,181	24,542	970,723	13,273
Disclosure of Right of Use (ROU) Assets as per IFRS 16 “Leases”

	Land & Building	Plant and Equipment	Total	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Gross Block
As at April 01, 2019	—	—	—
Effects of implementing IFRS 16	5,357	269	5,626
Additions	3,493	6,719	10,212
Transfers/ Reclassification	—	0	0
Deductions	2,140	—	2,140
Foreign exchange	101	351	452

As at March 31, 2020	6,811	7,339	14,150	193

Additions	922	160	1,082	15
Transfers/Reclassification	2,533	(4)	2,529	35
Deductions	(16)	(9)	(25)	(0)
Foreign exchange	(47)	(113)	(160)	(2)

As at March 31, 2021	10,203	7,373	17,576	241

Accumulated depreciation and impairment
As at April 01, 2019
Effects of implementing IFRS 16	—	6	6
Charge for the year	771	211	982
Disposals/Adjustments	(166)	—	(166)
Impairment Charge	215	—	215
Foreign exchange	13	6	19

As at March 31, 2020	833	223	1,056	14

Charge for the year	622	791	1,413	19
Transfers/Reclassification	—	(2)	(2)	(0)
Disposals/Adjustments	(0)	(0)	(0)	(0)
Foreign exchange	(12)	(3)	(15)	(0)

As at March 31, 2021	1,443	1,009	2,452	33

Net book value / Carrying amount
As at April 01, 2019	—	—	—
As at March 31, 2020	5,978	7,116	13,094
As at March 31, 2021	8,760	6,364	15,124	208

A)

1)
During the year ended March 31, 2021, the Company has recognized a loss of
₹
 1,811 million ($ 25 million) relating to certain items of Assets under construction at the Aluminium operations, which are no longer expected to be used.

2)
During the year ended March 31, 2021, ESL Steel Limited conducted a detailed physical verification and evaluation of project equipment and material being carried forward as Assets under construction at a carrying value of
₹
 8,107 million ($ 111 million) out of total carrying value of
₹
 8,350 million ($ 114 million). Pending completion of entire exercise, an interim provision of
₹
 629 million ($ 8 million) has been recognized relating to certain items of Assets under construction, which are no longer expected to be used.

B)
During the year ended March 31, 2019 and March 31, 2020 the Group had recognized impairment reversal of
₹
 2,611 million and impairment charge of
₹
 135,031 million respectively, on its assets in the oil and gas segment comprising:

➢	For the year ended March 31, 2020:-

1)
Impairment charge of
₹
 127,164 million relating to Rajasthan oil and gas block (“RJ CGU”) triggered by the significant fall in the crude oil prices. Of this charge,
₹
 116,748 million impairment charge has been recorded against oil and gas producing facilities and
₹
 10,416 million impairment charge has been recorded against exploration intangible assets under development. The valuation remains dependent on price and further deterioration in long term prices may result in additional impairment.

For oil & gas assets, CGU’s identified are on the basis of a production sharing contract (PSC) level, as it is the smallest group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or group of assets.
The recoverable amount of the RJ CGU,
₹
 105,109 million, was determined based on the fair value less costs of disposal approach, as it more accurately reflects the recoverable amount based on our view of the assumptions that would be used by a market participant. The same was computed using a level-3
valuation technique based on the cash flows expected to be generated by the projected oil and natural gas production profiles up to the expected dates of cessation of production sharing contract (PSC)/cessation of production from each producing field based on the current estimates of reserves and risked resources. Reserves assumptions for fair value less costs of disposal tests consider all reserves that a market participant would consider when valuing the asset, which are usually broader in scope than the reserves used in a value-in-use
test. Discounted cash flow analysis used to calculate fair value less costs of disposal use assumption for short-term oil price of $ 38 per barrel for the next one year and scales up to long-term nominal price of $ 57 per barrel three years thereafter derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 10.35% derived from the
post-tax
weighted average cost of capital after factoring the risks ascribed to the successful implementation of key growth projects. Additionally, in computing the recoverable value, the effects of market participant’s response on production sharing contract matters have also been appropriately considered. Based on the sensitivities carried out by the Group, change in crude price assumptions by $ 1/bbl and changes to discount rate by 1% would lead to a change in recoverable value by
₹
 3,370 million and
₹
 4,940 million, respectively.

2)
Impairment charge of
₹
 2,551 million relating to
KG-ONN-2003/1
CGU mainly due to the reduction in crude oil price forecast. The recoverable amount of the CGU,
₹
 1,496 million was determined based on fair value less cost of disposal approach, a level-3
valuation technique in the fair value hierarchy as described in above paragraph. Discounted cash flow analysis used to calculate fair value less costs of disposal use assumption for oil price as described in above paragraph. The cash flows are discounted using the post-tax
nominal discount rate of 11.1% derived from the
post-tax
weighted average cost of capital. The sensitivities around change in crude price and discount rate are not material to the financial statements.

3)	Impairment charge of ₹ 5,316 million in exploration block KG-OSN-2009/3, was provided for as the Government of India approval on extension and grant of excusable delay is awaited for.

➢	For the year ended March 31, 2019:-

1)
During the year ended March 31, 2019, the Group has recognized net impairment reversal of
₹
 2,611 million in respect of Oil & Gas Block
KG-ONN-2003/1
(CGU) on booking of commercial reserves and subsequent commencement of commercial production. The impairment reversal has been recorded against Oil & Gas producing facilities. The recoverable amount of the Group’s share in
KG-ONN-2003/1
(CGU) was determined to be
₹
 2,075 million. The recoverable amount of the
KG-ONN-2003/1
CGU was determined based on the fair value less costs of disposal approach, a level- 3 valuation technique in the fair value hierarchy, as it more accurately reflects the recoverable amount based on our view of the assumptions that would be used by a market participant. This is based on the cash flows expected to be generated by the projected oil and natural gas production profiles up to the expected dates of cessation of production sharing contract (PSC)/cessation of production from each producing field based on the current estimates of reserves and risked resources. Reserves assumptions for fair value less costs of disposal tests consider all reserves that a market participant would consider when valuing the asset, which are usually broader in scope than the reserves used in a value-in-use
test. Discounted cash flow analysis used to calculate fair value less costs of disposal use assumption for short-term oil price of US $ 62 per barrel for the year ended March 31, 2019 and scales up to long-term nominal price of US $ 65 per barrel by year ended March 31, 2022 derived from a consensus of various analyst recommendations. Thereafter, these have been escalated at a rate of 2.5% per annum. The cash flows are discounted using the post-tax
nominal discount rate of 11.8% derived from the
post-tax
weighted average cost of capital. The sensitivities around change in crude price and discount rate are not material to the financial statements.

C)
During the year ended March 31, 2020, the Group has recognized impairment charge of
₹
 5,098 million on the assets of AvanStrate Inc (ASI) mainly due to the significant changes in the market and economic environment in which ASI operates leading to decrease in demand and profitability in the glass substrate business. The charge relates to ASI business in Japan, Taiwan and Korea classified in the ‘others’ segment. Given the significant interdependence of these entities on each other, these are considered as a single cash-generating unit.

The net recoverable value of assets and liabilities was assessed at
₹
 15,360 million based on the value in use approach. Based on the sensitivities carried out by the Group, decrease in volume assumptions by 1% would lead to decrease in recoverable value by
₹
 170 million and increase in discount rate by 1% would lead to a decrease in recoverable value by
₹
 480 million.

D)	Refer note 3(c)(I)(vii) relating to assets at copper plant where operations are suspended.

E)	Footnotes:

1.	Plant and equipment include refineries, smelters, power plants, aircrafts, ships, river fleets, railway sidings and related facilities.

2.	Others includes furniture and fixtures, office equipments and vehicles.

3.	During the year ended March 31, 2019, 2020 and 2021, interest capitalized was ₹ 8,345 million, ₹ 10,169 million and ₹ 3,158 million ($ 43 million) respectively.

4.	Certain property, plant and equipment are pledged as collateral against borrowings, the details related to which have been described in Note 22 on “Borrowings”.

5.
Land and building includes 40 quarters at Bidhan Bagh Unit and 300.88 acres of land at Korba and Bidhan Bagh which have been occupied without authorization for which Group is evaluating evacuation options and the Group has filed the civil suits for the same.

6.
The land transferred to BALCO by National Thermal Power Corporation Ltd. (NTPC) vide agreement dated June 20, 2002 comprising of 171.44 acres land for BALCO’s 270 MW captive power plant and it’s allied facilities and 34.74 acres land for staff quarters of the said captive power plant is yet to be registered in favour of BALCO due to non-availability
of title deeds from NTPC. The arbitration is pending between Balco and NTPC (presently in appeal before Delhi High Court), in which transfer of title deeds is also sub-judice
and is posted for hearing on July 27, 2021.

7.
The Division Bench of the Hon’ble High Court of Chhattisgarh has vide its order dated February 25, 2010, upheld that BALCO is in legal possession of 1,804.67 acres of Government land. Subsequent to the said order, the State Government has decided to issue the lease deed in favour of BALCO after the issue of forest land is decided by the Hon’ble Supreme Court. In the proceedings before the Hon’ble Supreme Court, pursuant to public interest litigations filed, it has been alleged that land in possession of BALCO is being used in contravention of the Forest Conservation Act, 1980 even though the said land has been in its possession prior to the promulgation of the Forest Conservation Act, 1980 on which its Aluminium complex, allied facilities and township were constructed between
1971-76.
The Central Empowered Committee of the Supreme Court has already recommended ex-post
facto diversion of the forest land in possession of BALCO. BALCO has also filed two IA before the Supreme Court, 1st challenging the order of the Tehsildar Korba whereby he rejected BALCO’S applications for eviction of illegal encroachers on BALCO’S land on the ground that land matter is subjudice before the Supreme Court and the other application whereby BALCO has challenged the state government’s action for allotment of land to illegal encroachers under the Rajiv Ashray Yojna. No next date is there and the matter is to be listed in due course.

8.
Freehold land under “Land and Buildings” includes gross block as at March 31, 2020
₹
 2,953 million and March 31, 2021
₹
 2,884 million ($ 39 million), accumulated amortization as at March 31, 2020
₹
 2,560 million and March 31, 2021
₹
 2,545 million ($ 35 million), which is available for use during the lifetime of the Production Sharing Contract of the respective Oil and Gas blocks and title deed for the same is in the name of the licensee of the block.

9.
Property, plant and equipment and exploration and evaluation assets net block includes share of jointly owned assets with the joint venture partners of
₹
 116,331 million and
₹
 106,784 million ($ 1,460 million) as at March 31, 2020 and 2021 respectively.

10.	Oil and Gas Properties includes development assets under construction of carrying value of ₹ 48,477 million and ₹ 41,324 million ($ 565 million) as at March 31, 2020 and 2021 respectively.

11.	Title deeds of land of 264 acres relating to ESL Steel Limited were not available with the Group up to previous year. During the year the Group has got it regularized.

12.
A parcel of land aggregating to
₹
 1,201 million relating to Iron Ore business had been reclassified during the year ended March 31, 2020, due to existence of litigation, to Financial Assets and later impaired.
₹
 379 million and
₹
 28 million ($ 0 million) have been transferred to intangible assets from “Asset under construction” for the year ended March 31, 2020 and 2021 respectively.

13.
TSPL’s assets consisting of land (including ROU land), building and plant and machinery having net carrying values as at March 31, 2020 and 2021 of
₹
 3,975 million and
₹
 3,942 million ($ 54 million),
₹
 1,945 million and
₹
 1,781 million ($ 24 million) and
₹
 88,619 million and
₹
 84,505 million ($ 1,155 million) respectively have been given on operating lease (refer note 3(c)(II)(i)).

14.	Reconciliation of depreciation, depletion and amortization expense:

	Year ended March 31,
	2019	2020	2021	Total
	₹ in million	₹ in million	₹ in million	US dollars in million
Depreciation, depletion and amortization expense on
Property, plant and equipment	95,718	100,255	81,232	1,111
Intangible assets	812	821	682	9
As per property, plant and equipment and intangibles schedule	96,530	101,076	81,914	1,120
Less: Depreciation capitalized	(100)	—	(498)	(7)
Less: Cost allocated to joint ventures	(284)	(586)	(238)	(3)

Charged to consolidated statement of profit or loss	96,146	100,490	81,178	1,110